INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of change in intangible assets and goodwill by class
	R$ thousands
	Goodwill	Intangible Assets
		Acquisition of financial service rights (1)	Software (1)	Customer portfolio (1)	Other (1)	Total
Balance on December 31, 2021	6,048,734	3,049,946	4,727,802	1,048,641	35,884	14,911,007
Additions/(reductions)	493,357	1,895,195	4,277,979	455,548	916,296	8,038,375
Impairment	-	(175,259)	(842,000)	-	-	(1,017,259)
Amortization (2)	-	(1,215,247)	(1,214,388)	(251,704)	(450,971)	(3,132,310)
Balance on December 31, 2022	6,542,091	3,554,635	6,949,393	1,252,485	501,209	18,799,813

Balance on December 31, 2022	6,542,091	3,554,635	6,949,393	1,252,485	501,209	18,799,813
Additions/(reductions)	31,634	4,060,641	3,122,163	97,988	(6,812)	7,305,614
Impairment	-	(102,158)	(2,092)	-	-	(104,250)
Amortization (2)	-	(1,701,950)	(1,606,248)	(212,068)	(373,765)	(3,894,031)
Balance on December 31, 2023	6,573,725	5,811,168	8,463,216	1,138,405	120,632	22,107,146
(1)	Rate of amortization: acquisition of rights to provide financial services – in accordance with contract agreement; software – 20%; Customer portfolio – up to 20%; and others – 20%; and
(2)	The difference of R$ 64,831 (2022 - R$ 54,383) in relation to the amount presented in note 35 refers to expenses attributable to insurance contracts which are presented in the Income Statement in the caption "Insurance and pension income.

Schedule of composition of goodwill by segment
	R$ thousands
	On December 31, 2023	On December 31, 2022
Banking	6,107,282	6,075,648
Insurance	466,443	466,443
Total	6,573,725	6,542,091